UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Green Street Investors LLC
Address: 2901 W. Coast Highway
         Suite 200  #23- 24
         Newport Beach, CA  92663

13F File Number:  028-12448

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Warner Griswold
Title:     Chief Compliance Officer
Phone:     (949) 258-3333

Signature, Place, and Date of Signing:

      /s/ Warner Griswold     Newport Beach, CA     April 16, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $94,945 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB PROPERTY CORP              COM              00163T109     2471    45400 SH       SOLE                    45400        0        0
AMERICAN CAMPUS CMNTYS INC     COM              024835100      372    13600 SH       SOLE                    13600        0        0
AVALONBAY CMNTYS INC           COM              053484101     8339    86400 SH       SOLE                    86400        0        0
BOSTON PROPERTIES INC          COM              101121101    12089   131300 SH       SOLE                   131300        0        0
BROOKFIELD PPTYS CORP          COM              112900105     6925   358600 SH       SOLE                   358600        0        0
DIAMONDROCK HOSPITALITY CO     COM              252784301      326    25700 SH       SOLE                    25700        0        0
EDUCATION RLTY TR INC          COM              28140H104      150    11900 SH       SOLE                    11900        0        0
EQUITY LIFESTYLE PPTYS INC     COM              29472R108      528    10700 SH       SOLE                    10700        0        0
EQUITY ONE                     COM              294752100     2999   125100 SH       SOLE                   125100        0        0
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206     9502   121900 SH       SOLE                   121900        0        0
HOST HOTELS & RESORTS INC      COM              44107P104     2442   153400 SH       SOLE                   153400        0        0
MACERICH CO                    COM              554382101     8833   125700 SH       SOLE                   125700        0        0
MACK CALI RLTY CORP            COM              554489104     2739    76700 SH       SOLE                    76700        0        0
MARRIOTT INTL INC NEW          CL A             571903202     3488   101500 SH       SOLE                   101500        0        0
POST PPTYS INC                 COM              737464107     1916    49600 SH       SOLE                    49600        0        0
PROLOGIS                       SH BEN INT       743410102     6887   117000 SH       SOLE                   117000        0        0
PUBLIC STORAGE                 COM              74460D109     4883    55100 SH       SOLE                    55100        0        0
TAUBMAN CTRS INC               COM              876664103     5997   115100 SH       SOLE                   115100        0        0
UDR INC                        COM              902653104     3573   145700 SH       SOLE                   145700        0        0
VENTAS INC                     COM              92276F100     9772   217600 SH       SOLE                   217600        0        0
WELLS FARGO SH-TERM INV FD G   COM              PF9980004      714   713541 SH       SOLE                   713541        0        0